RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Notes to Financial Statements
NOTE 4 - RELATED PARTY TRANSACTIONS

During the past few years, Tydus Richards, the former Chairman of our board of directors and shareholder, made certain payments on behalf of the Company. The Company has partially reimbursed Mr. Richards for these advances. As of January 31, 2017 and April 30, 2016, a remaining balance payable of $31,633 is included in accrued expenses – related party.

On October 9, 2014, convertible notes payable in default to an accredited investor of $1,650,000, $120,000 and $180,000 were assigned to The Maple Gas Corporation, a related party owned by Mr. Jack W. Hanks, a director and officer of the Company. On May 8, 2015, The Maple Gas Corporation converted the notes into 194,999,999 common shares of the Company at $0.01 per share, which resulted in a loss on extinguishment of debt of $975,000. The issuance of the common shares to Maple Structure Holdings was approved by the Company’s Board of Directors Resolution dated May 18, 2015, and the shares were issued on May 2, 2016. At April 30, 2016, common stock payable included an obligation of $2,925,000 for the issuance of the shares.

Accounts payable to related parties, comprised of amounts payable to The Maple Gas Corporation, totaled $9,010 and $0 at January 31, 2017 and April 30, 2016, respectively.

Accrued expenses (see Note 6) to related parties totaled $69,108 and $64,420 as of January 31, 2017 and April 30, 2016, respectively.

During the past few years, Tydus Richards, the former Chairman of our board of directors and shareholder, made certain payments on behalf of the Company. The Company has partially reimbursed Mr. Richards for these advances. As of April 30, 2016 and 2015, a remaining balance payable of $31,633 is included in accrued expenses – related party.

On May 18, 2015, Jack W. Hanks, Bruce N. Lemons and Nabil Katabi, the three directors of the Company and certain companies under their control, entered an agreement to forgive the following indebtedness from the Company totaling $2,212,721 as of April 30, 2015 and contribute the amounts to capital.

	Accounts Payable	Accounts Payable – Related Party	Accrued Expenses	Notes Payable
Hanks:
Accrued compensation	$-	$-	$883,584	$-
Accounts payable	-	8,033	-	-
Notes payable	-	-	-	39,337
Accrued interest payable	-	-	5,901	-
Lemons:
Accrued consulting fees	-	-	791,315	-
Notes payable	-	-	-	63,530
Accrued interest payable	-	-	9,320	-
Katabi:
Accounts payable	5,536	-	-	-
Accrued consulting fees	-	-	375,000	-
Notes payable	-	-	-	27,100
Accrued interest payable	-	-	4,065	-

Total	$5,536	$8,033	$2,069,185	$129,967

On September 4, 2010, MCCH entered an employment agreement with the Company's CEO, Jack W. Hanks, for a two-year term, automatically renewable for one-year terms thereafter, at an annual compensation of $300,000 per year. The agreement was cancelled effective May 1, 2015.

On September 4, 2010, MCCH entered a consulting agreement with Bruce N. Lemons, one of the Company's two directors, for a two-year term, automatically renewable for one-year terms thereafter, at an annual compensation of $170,000 per year. The agreement was cancelled effective May 1, 2015.

Accrued expenses (see Note 6) to related parties totaled $64,420 and $2,389,957 as of April 30, 2016 and 2015, respectively.

The convertible notes payable – related party that were forgiven and contributed to capital consisted of the following at April 30, 2015:

Note payable to a BNL Family Partners, Ltd., partially owned by Bruce N. Lemons, with interest at 15%, convertible at the option of the holder into common shares of the Company at a fixed conversion price of $0.025 per share	$ 53,530
Note payable to a BNL Family Partners, Ltd., partially owned by Bruce N. Lemons, maturing June 30, 2015, with interest at 15%, convertible at the option of the holder into common shares of the Company at a fixed conversion price of $0.025 per share	10,000
Note payable to Delavega Trading Ltd., controlled by Nabil Katabi, maturing June 20, 2015, with interest at 15%, convertible at the option of the holder into common shares of the Company at a fixed conversion price of $0.25 per share	27,100
Note payable to The Maple Gas Corporation, owned by Jack W. Hanks, with interest at 15%, convertible at the option of the holder into common shares of the Company at a fixed conversion price of $0.025 per share	39,337

Total	$129,967

BNL Family Partners Convertible Notes

On September 15, 2012, the Corporation entered into a $4,500 convertible note agreement with BNL Family Partners, Ltd., a related party. Mr. Bruce N. Lemons, a director of the Corporation, is a partner of BNL Family Partners. The note carries a 20% interest rate until maturity at September 30, 2013 and is convertible into common shares of the Company at the holder's option at $0.20 per share. The holder may accelerate repayment of the promissory notes upon the Company raising additional capital of $150,000. The computed interest of $900 was added to the balance of the note and recorded as additional debt discount. In addition, the Company issued 4,500 warrants valued at $800 using the Black-Scholes option pricing model. The value of the warrants of $800 was recorded as an increase to debt discount and to additional paid-in capital. The warrants were exercisable at an exercise price of $0.30 per common share until September 15, 2015.

Subsequently, the Company converted the note payable described above and additional advances from BNL Family Partners into a single $53,530 convertible note agreement with BNL Family Partners. The holder may accelerate repayment of the promissory note upon the Corporation raising additional capital of $1,000,000. The holder may also convert the note into common shares of the Company at the holder's option at $0.025 per Common Share. As the conversion option is above the value of the stock on the date of conversion, no beneficial conversion feature was recorded with this note.

On June 20, 2014, the Company entered into a $10,000 convertible note agreement with BNL Family Partners. The note carries a 15% interest rate until maturity on June 20, 2015 and is convertible into common shares at the holder's option at $0.025 per common share. The Company issued 10,000 warrants valued at $114 using the Black-Scholes option pricing model. The value of the warrants of $114 was recorded as an increase to debt discount and to additional paid-in capital. During the years ended April 30, 2016 and 2015, $17 and $97 was amortized into interest expense from the debt discount. The warrants are exercisable at an exercise price of $0.05 per common share until June 30, 2017.

Delavega Trading Ltd. Convertible Notes

On August 1, 2012, the Company entered into a $13,000 convertible note agreement with Delavega Trading Ltd., a related party. Mr. Nabil Katabi, a former director of the Company, is a control person of Delavega Trading Ltd. The note carries a 20% interest rate until maturity at September 30, 2013 and is convertible into common shares of the Company at the holder's option at $0.20 per common share. The computed interest of $2,600 was added to the balance of the note and recorded as additional debt discount. In addition, the Company issued 13,000 warrants valued at $1,292 using the Black-Scholes option pricing model. The value of the warrants of $1,292 was recorded as an increase to debt discount and to additional paid-in capital. The warrants were exercisable at an exercise price of $0.30 per common share until August 1, 2015.

On December 17, 2012, the Company entered into a $6,500 convertible note agreement with Delavega Trading Ltd. The note carries a 20% interest rate until maturity at December 17, 2013 and is convertible into common shares of the Company at the holder's option at $0.20 per common share. The computed interest of $1,300 was added to the balance of the note and recorded as additional debt discount. In addition, the Company issued 6,500 warrants valued at $549 using the Black-Scholes option pricing model. The value of the warrants of $549 was recorded as an increase to debt discount and to additional paid-in capital. The warrants were exercisable at an exercise price of $0.30 per common share until December 17, 2015.

Subsequently, the Company converted the notes payable described above and associated accrued interest and additional advances from Delavega Trading Ltd. into a single $27,100 convertible note agreement with Delavega Trading Ltd. The holder may accelerate repayment of the promissory note upon the Company raising additional capital of $1,000,000. The holder may also convert the note into common shares of the Company at the holder's option at $0.025 per Common Share. As the conversion option was above the value of the stock on the date of conversion, no beneficial conversion feature was recorded with this note.

Maple Gas Convertible Notes

During the year ended April 30, 2014, The Maple Gas Corporation, a related party owned by Mr. Jack W. Hanks, a director and officer of the Company, advanced funds or incurred expenses on behalf of the Company. On April 30, 2014, the Company entered into a $39,337 convertible note agreement with Maple Gas Corporation for the total advances to that date. The note carries a 15% interest rate. The holder may accelerate repayment of the promissory note upon the Company raising additional capital of $1,000,000. The holder may also convert the note into common shares of the Company at the holder's option at $0.025 per common share. As the conversion option was above the value of the stock on the date of conversion, no beneficial conversion feature was recorded with this note.

On October 9, 2014, convertible notes payable in default to an accredited investor of $1,650,000, $120,000 and $180,000 (see Note 7) were assigned to The Maple Gas Corporation. On May 18, 2015, The Maple Gas Corporation converted the notes into 194,999,999 common shares of the Company at $0.01 per share, which resulted in a loss on extinguishment of debt of $975,000. The issuance of the common shares to Maple Structure Holdings was approved by the Company’s Board of Directors Resolution dated May 18, 2015. The shares were issued subsequent to April 30, 2016 (see Note 14). At April 30, 2016, common stock payable included an obligation of $2,925,000 for the issuance of the shares

Transfer and Conversion of Preferred Stock

On October 7, 2014, The Company transferred 1,000,000 Preferred Shares (see Note 8) from an unrelated party to Maple Structure Holdings, LLC, a related party.

On May 18, 2015, Maple Structure Holdings converted the 1,000,000 Preferred Shares with a book value of $1,000,000 and accrued dividends of $410,685 into 123,283,700 common shares of the Company at $0.01 per share, which resulted in a loss on extinguishment of debt of $438,571. The unamortized discount on the Preferred Shares of $375,600 was charged to interest expense. The issuance of the common shares to Maple Structure Holdings was approved by the Company’s Board of Directors Resolution dated May 18, 2015.